Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class A Common Shares [Member]
Dividends per common share	$ 0.50	$ 0.50	$ 0.50
Series D Preferred Shares [Member]
Dividends per preferred share	1.99	1.99	1.99
Series E Preferred Shares [Member]
Dividends per preferred share	2.06	2.06	2.06
Series F Preferred Shares [Member]
Dividends per preferred share			1.77
Series G Preferred Shares [Member]
Dividends per preferred share	2.05	2.05	2.05
Series H Preferred Shares [Member]
Dividends per preferred share	1.97	1.97	1.97
Series I Preferred Stock [Member]
Dividends per preferred share	$ 2.00	$ 2.00	$ 0.23